Earnings Per Share (EPS)	12 Months Ended
Mar. 31, 2015
Net loss per share:
Earnings Per Share (EPS)
Note 4.	Earnings Per Share (EPS)

Basic EPS is computed by dividing income (loss) available to common stockholders (numerator) by the weighted-average number of common shares outstanding (denominator) for the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period. The computation of diluted EPS uses the average market prices during the period. All amounts in the following table are in thousands except per share data.  The weighted-average number of shares and the (loss) income per share reflect a 1-for-5 reverse stock split effected by the Company on June 15, 2011.

Basic net income (loss) per common share is computed using the weighted-average number of shares of common stock outstanding.

The following table represents the calculation of basic and diluted net income (loss) per common share (in thousands, except per share data):

	Year Ended March 31,
	2015	2014

Loss from continuing operations	$(5,164)	$(3,469)
Net income from discontinued operations, net of taxes	-	155

Net loss applicable to common stockholders	$(5,164)	$(3,314)
Basic and diluted:
Weighted-average common shares outstanding	3,387	1,965
Weighted-average common shares used in per share computation	3,387	1,965

Net loss per share from continuing operations:
Basic and diluted	$(1.52)	$(1.77)
Net income per share from discontinued operations:
Basic and diluted	$-	$0.08
Net loss per share:
Basic and diluted	$(1.52)	$(1.69)

The following shares of common stock equivalents and warrants were excluded from the computation of diluted earnings per share for the years March 31, 2015 and 2014 because including them would have been anti-dilutive.

	March 31, 2015	March 31, 2014

Outstanding Options	665,058	371,759
Outstanding RSUs	23,921	129,050
	688,979	500,809

Warrants - Sequel	-	92,888
Warrants S-3 (June 2014)	27,405	-
Warrants - S-1	4,256,000	-
Warrants - underwriters	186,066	-
Shares Excluded from EPS calculation	5,158,450	593,697

The weighted-average exercise price per share of the excluded outstanding options and outstanding and deferred RSUs of 688,979 and 500,809 was $8.39 and $10.17, as of March 31, 2015 and 2014, respectively.

The warrants to purchase 92,888 shares of common stock had an exercise price of $3.15 per share, and represented the balance of Sequel Power’s grant, which expired unexercised on January 14, 2015.  In addition, the outstanding balance excludes 27,405 warrants to purchase shares of common stock, which were issued in connection with the recent public offering, which closed on June 25, 2104.  These warrants have an exercise price of $2.50 per share and are not exercisable until June 24, 2015 and expire June 24, 2020.  The S-1 warrants expire February 25, 2020 and have an exercise price of $1.18.  Such securities could potentially dilute earnings per share in future periods.